Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 14, 2018	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 14, 2020	Nov. 30, 2018	Dec. 27, 2017
Summary Of Significant Accounting Policies [Line Items]
Sponsor Loan, and accumulated earnings							$ 2,252,652
Trust account invested							145,998,591
Held in cash							654,488
Net tangible assets		$ 24,200,000			$ 24,200,000		3,000,000
Amount of federal depository insurance coverage							250,000
Deferred offering costs								$ 162,500
Payment of cost and underwriting discounts							2,875,000
Payment of offering costs							639,723
Income tax expense		(1,900,000)		$ 0	(3,400,000)	$ 0	309,000	$ 800
Goodwill impairment			$ 0		0
Offering costs offset from proceeds of reverse capitalization					2,600,000
Deferred as prepaid expenses and other current assets		$ 7,600,000			7,600,000		$ 700,000
Offering costs reclassified as additional paid-in-capital					$ 400,000
Partnership owned percentage in operating entity		100.00%			100.00%
Preferred stock, shares authorized		1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0			0
Class of Warrant or Right, Outstanding		8,668,750			8,668,750						33,333.33
Warrants expire term		5 years			5 years		5 years
Warrant
Summary Of Significant Accounting Policies [Line Items]
Share Price		$ 11.50			$ 11.50
Accounting Standards Update Topic840
Summary Of Significant Accounting Policies [Line Items]
Each warrant exercisable for common stock		1			1
Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Class A common stock shares sold										3,593,750
Common stock, shares authorized							25,000,000	25,000,000
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized							100,000,000	100,000,000
Class A Common Stock | Warrant
Summary Of Significant Accounting Policies [Line Items]
Share Price							$ 9.20
GA International Services Corp | Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Stock split	1 to 3,593,750
Class A common stock shares sold										3,593,750
Private Placement | Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase shares of common stock							7,418,750
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs							$ 162,500
IPO | Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Class A common stock shares sold							14,375,000
Net tangible assets							$ 5,000,001
Reverse Recapitalization | Alta Equipment Holdings, Inc.
Summary Of Significant Accounting Policies [Line Items]
Capital stock, shares authorized									201,000,000
Common stock, shares authorized									200,000,000
Preferred stock, shares authorized									1,000,000
Preferred stock, par value									$ 0.0001
Preferred stock, shares issued		0			0